Comprehensive Loss	3 Months Ended
Oct. 31, 2016
Equity [Abstract]
Comprehensive Loss

4. Comprehensive Loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on marketable securities and foreign currency translation adjustments. For the three months ended October 31, 2016 and 2015, our comprehensive loss consisted only of net loss.